Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 29	€ 37
Liabilities	1	€ 3
Nominal amount	3,689
Fair value changes used for hedge effectiveness	€ 0